Other income and expenses	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Other income and expenses	Other income and expenses
Other income and expenses consist of the following:

		For the fiscal year ended March 31,
(Unit： In millions)	Notes	2024	2025	2026
Other income
Gain on sale of crypto assets held (non-current assets)		¥123	¥1	¥1
Gain on sale of non-major line of business(1)		300	—	—
Foreign exchange gain		—	0	389
Other(2)		14	21	270
Total		¥437	¥22	¥660

Other expenses
Impairment loss of crypto assets held (non-current assets)	13	¥—	¥13	¥—
Loss on sales and disposals of intangible assets	17	39	34	220
Loss on sale of crypto assets (non-current assets)		—	—	10
Lease contract cancellation penalty		44	—	—
Termination benefits		39	—	—
Foreign exchange loss		8	42	—
Other		23	16	6
Total		¥153	¥105	¥236
____________
(1) The Company sold a business (called Sharely) and recorded a gain of ¥300 million in “Other income” in the consolidated statement of profit or loss and other comprehensive income for the year ended March 31, 2024. The Company evaluated the disposal of Sharely business in accordance with IFRS 5, Non-current Assets Held for Sales and Discontinued Operations, and determined that it did not meet the definition of discontinued operations as it did not represent a separate major line of business.
(2) The company recorded other income of ¥243 million from the receipt of compensation associated with NEM previously stolen from Coincheck’s hot wallets; these assets had been seized by the public prosecutor and were returned pursuant to “Japan's Act on the Payment of Compensation for Criminal Damage Using Stolen and Misappropriated Property.”